Variable Interest Entity (Details) - Schedule of Variable Interest Entity - VIE's [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 196,445	$ 467,460
Accounts receivable, net	66,043	113,599
Inventory, net	791,868	768,633
Total current assets	1,054,356	1,349,692
Total assets	1,054,356	1,349,692
Current liabilities
Accounts payable and accrued expenses	211,463	337,386
Total current liabilities	211,463	337,386
Total liabilities	211,463	337,386
Net assets	$ 842,893	$ 1,012,306